Derivative Liability (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilty from issuance of convertible debt and warrant	$ 301,739		$ 1,256,481
Derivative liability	1,014,227		1,250,581
Gain on derivative liability	$ 1,718,816		$ 5,900